UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and Complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
October 27, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $274,087 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101      502     6750 SH       Sole                  6750
America Movil- Series L        ADR       02364W105     7169   182085 SH       Sole                182085
Amgen                          COM       031162100     7414   103650 SH       Sole                103650
Anheuser Busch Inc             COM       035229103      676    14238 SH       Sole                 14238
Apollo Group - Cl A            COM       037604105     5735   116470 SH       Sole                116470
BP PLC-Sponsored               ADR       055622104      438     6684 SH       Sole                  6684
Becton Dickinson & Co.         COM       075887109     6179    87439 SH       Sole                 87439
Berkshire Hathaway Class B     COM       084670207    11582     3649 SH       Sole                  3649
ChevronTexaco Corp             COM       166764100      251     3870 SH       Sole                  3870
Cisco Systems, Inc.            COM       17275R102     9586   416796 SH       Sole                416796
Citigroup Inc                  COM       172967101    10286   207099 SH       Sole                207099
Coca Cola                      COM       191216100     7888   176535 SH       Sole                176535
Comcast Corp Cl A              COM       20030N101     9296   252252 SH       Sole                252252
Danaher Corporation            COM       235851102    12115   176425 SH       Sole                176425
Dover Corp.                    COM       260003108     1037    21860 SH       Sole                 21860
Eli Lilly Co Inc               COM       532457108      388     6810 SH       Sole                  6810
Estee Lauder Companies         COM       518439104     6352   157250 SH       Sole                157250
Exxon Mobil Corporation        COM       30231G102     1606    23929 SH       Sole                 23929
Fiserv Inc.                    COM       337738108     9553   202855 SH       Sole                202855
General Electric               COM       369604103      659    18662 SH       Sole                 18662
Grupo Modelo S.A. de C.V.      COM       P4833F104      154    35575 SH       Sole                 35575
Home Depot                     COM       437076102     6348   175030 SH       Sole                175030
ITT Industries                 COM       450911102     1173    22886 SH       Sole                 22886
Intel Corp.                    COM       458140100      211    10267 SH       Sole                 10267
International Business Machine COM       459200101      561     6846 SH       Sole                  6846
JP Morgan Chase & Co.          COM       46625H100      444     9454 SH       Sole                  9454
Johnson & Johnson              COM       478160104    11744   180840 SH       Sole                180840
Lee Enterprises                COM       523768109      202     8000 SH       Sole                  8000
Liberty Media Hldg Corp Intera COM       53071M104     5676   278526 SH       Sole                278526
Linear Technology Corp.        COM       535678106     6768   217485 SH       Sole                217485
MTN Group LTD                  COM       62474M108       97    12000 SH       Sole                 12000
Marsh & McLennan               COM       571748102     7615   270525 SH       Sole                270525
McDonald's Corp.               COM       580135101    11251   287588 SH       Sole                287588
Microsoft Corp.                COM       594918104    10316   377479 SH       Sole                377479
Mohawk Industries              COM       608190104      279     3750 SH       Sole                  3750
Morgan Stanley Dean Witter Inc COM       617446448    11654   159849 SH       Sole                159849
Nestle SA -                    ADR       641069406      237     2700 SH       Sole                  2700
Novartis AG-ADR                ADR       66987V109    12475   213474 SH       Sole                213474
Pepsico                        COM       713448108     8287   126983 SH       Sole                126983
Pfizer                         COM       717081103      481    16970 SH       Sole                 16970
Procter & Gamble               COM       742718109      555     8958 SH       Sole                  8958
Sasol LTD                      ADR       803866300     6381   194000 SH       Sole                194000
Stryker                        COM       863667101      308     6205 SH       Sole                  6205
Symantec Corp.                 COM       871503108     6587   309550 SH       Sole                309550
Sysco Corp.                    COM       871829107     8392   250875 SH       Sole                250875
Target Corp.                   COM       87612E106    10912   197511 SH       Sole                197511
United Parcel Service          COM       911312106     5981    83140 SH       Sole                 83140
UnitedHealth Group             COM       91324P102     7547   153385 SH       Sole                153385
Vanguard Total Stock Market Vi COM       922908769      284     2160 SH       Sole                  2160
Wal-Mart Stores                COM       931142103    10685   216647 SH       Sole                216647
Walgreen Co                    COM       931422109      300     6759 SH       Sole                  6759
Wells Fargo                    COM       949746101    11470   317036 SH       Sole                317036